Lennar Financial Services Segment Lennar Financial Services Segment (Warehouse Repurchase Facilities) (Details) - Lennar Financial Services [Member] - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2014	Jun. 30, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Maximum aggregate commitment		$ 925,000
Warehouse Repurchase Facility One [Member]
Line of Credit Facility [Line Items]
Maximum aggregate commitment	[1]	$ 325,000
Term of warehouse repurchase facility		364 days
Warehouse Repurchase Facility Two [Member]
Line of Credit Facility [Line Items]
Maximum aggregate commitment	[2]	$ 300,000
Additional committed borrowing capacity under the credit facility		$ 100,000
Term of warehouse repurchase facility		364 days
Warehouse Repurchase Facility Three [Member]
Line of Credit Facility [Line Items]
Maximum aggregate commitment		$ 150,000
Term of warehouse repurchase facility		364 days
Warehouse Repurchase Facility Four [Member]
Line of Credit Facility [Line Items]
Maximum aggregate commitment	[3]	$ 150,000
Additional committed borrowing capacity under the credit facility		$ 50,000
Term of warehouse repurchase facility		364 days
Subsequent Event [Member] | Warehouse Repurchase Facility One [Member]
Line of Credit Facility [Line Items]
Maximum aggregate commitment			$ 450,000	$ 350,000

[1]	In December 2014, the Lennar Financial Services segment amended its 364-day warehouse repurchase facility that matured in December 2014 increasing the maximum aggregate commitment from $325 million to $350 million through the second quarter of fiscal 2015 and to $450 million for the third and fourth quarter of fiscal 2015. The maturity date was extended to December 2015.
[2]	Maximum aggregate commitment includes a $100 million accordion feature that is usable 10 days prior to fiscal quarter-end through 20 days after fiscal quarter-end.
[3]	Maximum aggregate commitment includes a $50 million accordion feature that is available beginning on the tenth (10th) calendar day immediately preceding the first day of a fiscal quarter through 20 days after fiscal quarter-end.